INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

12.          INCOME TAXES

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%. Qiyu received its “high and new technology enterprises” status in 2018 and renewed it in 2021 and was entitled for a preferential income tax rate of 15% from 2018 to 2023. In November 2020, Qiyue received its “high and new technology enterprises” status and was entitled to a reduced EIT rate of 15% from 2020 to 2022. From August 2019, Qicheng benefits from a preferential tax rate of 15% as it falls within the encouraged industries catalogue in western China. The 40% of the EIT payables of Qicheng could be further reduced as it is located in Autonomous Region of China. From 2021, two of the Company’s subsidiaries benefit from a preferential tax rate of 15% as they are registered in Hainan and engaged in encouraged business activities. From 2022, Beihai Borui Credit Service Co., Ltd., benefits from a preferential tax rate of 15% as it falls within the encouraged industries catalogue in western China.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, the Cayman Islands do not impose withholding tax on dividend payments.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries domiciled in Hong Kong has introduced a two-tiered profits tax rate regime which is applicable to any year of assessment commencing on or after April 1, 2018. The profits tax rate for the first HK$2 million of profits of corporations will be lowered to 8.25%, while profits above that amount will continue to be subject to the tax rate of 16.5%. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

12.          INCOME TAXES – continued

The current and deferred portion of income tax expenses included in the consolidated statements of operations, which were all attributable to the Group is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current tax	1,355,651	1,053,979	945,305
Deferred tax	(769,615)	204,217	(208,501)
Total	586,036	1,258,196	736,804

Reconciliation between the income tax at PRC statutory tax rate and income tax expense is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Income before income tax benefit	4,081,745	7,022,709	4,742,372
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	1,020,436	1,755,677	1,185,593
Effect of different tax rate of subsidiary operation in other jurisdiction	3,728	11,708	7,236
Effect of non-deductible expenses	75,881	64,841	57,364
Effect of preferential tax rate and tax exemption	(452,033)	(487,655)	(418,997)
Effect of enacted tax rate change of deferred tax assets/liabilities	248	1,125	—
Effect of research and development super-deduction	(69,802)	(106,515)	(115,374)
Effect of valuation allowance movement of deferred tax assets	7,578	19,015	20,982
Income tax expense	586,036	1,258,196	736,804

The effect of the preferential tax rates on the income per share is as follows:

	Year Ended December 31,
	(Amounts in Thousands Except Per Share Data)
	2020	2021	2022
	RMB	RMB	RMB
Tax saving amount due to preferential tax rates	451,785	486,530	418,997
Income per share effect-basic	1.51	1.58	1.34
Income per share effect-diluted	1.47	1.51	1.30

12.          INCOME TAXES – continued

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets and deferred tax liabilities are as follows:

	December 31,	December 31,
	2021	2022
	RMB	RMB
Deferred tax assets
Guarantee liabilities	1,263,699	1,909,361
Provision for accounts receivable and contract assets and financial assets receivable	34,889	34,889
Provision for loan losses	330,684	678,636
Depreciation of land use rights	14,162	29,317
Net operating loss carryforwards	37,376	33,237
Gross deferred tax assets	1,680,810	2,685,440
Valuation allowance on deferred tax assets	(28,798)	(49,780)
Total deferred tax assets	1,652,012	2,635,660
Uncollected revenues	(938,721)	(1,717,324)
Total deferred tax liabilities	(938,721)	(1,717,324)
Net deferred tax assets	713,291	918,336

Management assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to utilize the existing deferred tax assets. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. Considering all the above factors, as of December 31, 2021 and 2022, the Group recorded an allowance of RMB28,798 and RMB49,780 respectively for deferred tax assets which are not more likely than not to be realized.

As of December 31, 2022, the Group had net operating loss carryforwards in PRC entities of RMB64,784, which will expire from 2023 to 2027.

The authoritative guidance requires that the Group recognizes the impact of a tax position in the financial statements if that position is more likely than not of being sustained upon audit by the tax authority, based on the technical merits of the position. Under PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies’ income and expenses. A transfer pricing adjustment could result in additional tax liabilities.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

12.          INCOME TAXES – continued

Aggregate undistributed earnings of the Group’s PRC subsidiaries and VIEs and VIEs’ subsidiaries that are available for distribution was RMB13,225,574 and RMB17,468,228 as of December 31, 2021 and 2022, respectively.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group plans to indefinitely reinvest undistributed profits earned from its China subsidiaries in its operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Group’s subsidiaries have been provided as of December 31, 2021 and 2022.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group completed its feasibility analysis on a method, which the Group will ultimately execute if necessary to repatriate the undistributed earnings of the VIE without significant tax costs. As such, the Group does not accrue deferred tax liabilities on the earnings of the VIE given that the Group will ultimately use the means.